July 30, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

    Re:    Diamond Hill Funds (the “Registrant”), File Nos. 333-22075 and 811-08061

Dear Sir/Madam:

On behalf of Registrant, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 84 to the Trust’s Registration Statement (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) to register shares for public offering of the Diamond Hill Core Plus Bond Fund (the "Fund"), under the Securities Act of 1933, as amended.

If you have any questions, please contact the undersigned at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297